CONSOLIDATED BALANCE SHEETS In Thousands, unless otherwise specified	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY
Current assets:
Cash and cash equivalents	$ 29,057	180,285	98,962
Restricted cash	330	2,048	2,240
Term deposits	161	1,000	1,000
Accounts receivable, net	2,180	13,525	44,223
Amounts due from related parties	448	2,780
Deferred tax assets	3,063	19,003	6,491
Prepaid and other current assets, net	23,833	147,876	192,148
Consideration receivable, net	21,565	133,800	190,866
Assets classified as held for sale	82,587	512,422	554,010
Total current assets	163,224	1,012,739	1,089,940
Non-current assets:
Property and equipment, net	24,058	149,272	195,382
Land use rights, net	319	1,981	2,025
Intangible assets, net	19,688	122,157	176,954
Goodwill	13,626	84,541	333,138
Deferred tax assets, net	2,257	14,001	24,111
Other non-current assets	19,501	120,997	131,859
Total non-current assets	79,449	492,949	863,469
Total assets	242,673	1,505,688	1,953,409
Current liabilities:
Short-term borrowings (including consolidated VIE amount without recourse to the company of RMB 62,430 and RMB 22,133 as of December 31, 2013 and 2014, respectively)	6,388	39,633	92,430
Convertible loan (including consolidated VIE amount without recourse to the company of RMB nil and RMB nil as of December 31, 2013 and 2014, respectively)	2,171	13,470	102,905
Deferred revenue (including consolidated VIE amount without recourse to the company of RMB 96,952 and RMB 97,523 as of December 31, 2013 and 2014, respectively)	18,850	116,959	108,290
Accounts payable (including consolidated VIE amount without recourse to the company of RMB 29,201 and RMB 29,061 as of December 31, 2013 and 2014, respectively)	6,441	39,966	40,912
Accrued and other liabilities (including consolidated VIE amount without recourse to the company of RMB 225,110 and RMB 341,788 as of December 31, 2013 and 2014, respectively)	78,431	486,634	370,800
Income taxes payable (including consolidated VIE amount without recourse to the company of RMB 89,563 and RMB 110,705 as of December 31, 2013 and 2014, respectively)	37,175	230,659	219,522
Amounts due to related parties (including consolidated VIE amount without recourse to the company of RMB 6,635 and RMB 6,493 as of December 31, 2013 and 2014, respectively)	1,362	8,453	8,635
Amount due to deconsolidated subsidiaries(including consolidated VIE amount without recourse to the company of RMB 10,670 and RMB 10,562 as of December 31, 2013 and 2014, respectively)	3,569	22,144	22,144
Liabilities classified as held for sale (including consolidated VIE amount without recourse to the company of RMB 510,449 and RMB 533,418 as of December 31, 2013 and 2014, respectively)	85,972	533,418	510,449
Total current liabilities	240,359	1,491,336	1,476,087
Non-current liabilities:
Deferred tax liabilities (including consolidated VIE amount without recourse to the company of RMB 38,021 and RMB 27,867 as of December 31, 2013 and 2014, respectively)	10,905	67,658	79,599
Total liabilities	251,264	1,558,994	1,555,686
Commitments and contingencies
EQUITY
Preferred shares (US$0.0001 par value; 50,000,000 shares authorized, nil issued and outstanding as of December 31, 2013 and 2014)
Ordinary shares (US$0.0001 par value; 1,200,000,000 and 1,200,000,000 shares authorized, 176,776,612 and 916,104,980 shares issued and outstanding as of December 31, 2013 and 2014, respectively)	93	574	122
Additional paid-in capital	535,939	3,325,288	2,706,621
Statutory reserve	13,019	80,777	80,731
Accumulated deficit	(556,355)	(3,451,958)	(2,375,099)
Accumulated other comprehensive deficit	(603)	(3,740)	(15,877)
Total Ambow Education Holding Ltd.'s equity	(7,907)	(49,059)	396,498
Non-controlling interests	(684)	(4,247)	1,225
Total equity	(8,591)	(53,306)	397,723
Total liabilities and equity	$ 242,673	1,505,688	1,953,409